NOTES PAYABLE - BANKS	6 Months Ended
Jun. 30, 2019
Notes Payable - Banks
NOTES PAYABLE - BANKS
NOTE 6 – NOTES PAYABLE – BANKS

United States

In October 2018, the Company amended the credit facility to increase the maximum borrowing capacity to $10,000, subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 80% of eligible unbilled receivables, as defined, plus (iii) 95% of a $500 standby letter of credit that was provided to the lender by an entity related to the main Shareholder. Borrowings under the credit facility were secured by the Company’s accounts receivable, unbilled receivables, equipment, cash and the $500 letter of credit that was provided to the lender by an entity related to the main Shareholder.

The Company is required to maintain a minimum fixed charge coverage ratio. The credit facility expires in October 2021.

Borrowings made under the credit facility bear interest, which is payable monthly at LIBOR plus 3% per annum (5.4% as of June 30, 2019)

During the period ended June 30, 2019 the Company was not in compliance of certain financial covenants the lender is aware and provided a reservation of rights letter. Since July 2019 the company is in compliance of the financial covenants.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

As of June 30, 2019, and December 31, 2018, the Company had approximately $8,086 and $9,033, respectively, outstanding under the line of credit arrangement.

Europe

The Company has a credit arrangement with a commercial bank, to provide it with up to €12,000 ($13,672 as of June 30, 2019) in borrowings until further notice. Borrowings under the line of credit bear interest at one-month EURIBOR plus 3.5% with a minimum of 3.5% per annum (3.5% as of June 30, 2019). The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of three of the Company’s European subsidiaries and tangible fixed assets of two of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base.

In April 2019, the Company amended the line of credit arrangement with the commercial bank in order to temporarily increase the line of credit up to €16,000 ($18,229 as of June 30, 2019) under the same conditions through September 2019. The line of credit agreement will expire in December 31, 2019 and the Company is negotiating with the lender the terms of the new agreement.

The Company evaluated the terms of the amendments and concluded that they do not constitute a substantive modification.

As of June 30, 2019, and December 31, 2018,the Company had €12,597 and €2,207 ($14,352 and $2,525 as of June 30, 2019 and December 31, 2018), respectively, in outstanding borrowings under the line of credit arrangement.

As of June 30, 2019, and December 31, 2018, the Company was in compliance of the covenants of the agreement.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,848 as of June 30, 2019) is provided to the Company by the same commercial bank. As of June 30, 2019, and December 31, 2018, the Company had €2,500 and €2,275 ($2,848 and $2,603 as of June 30, 2019 and December 31, 2018), respectively, of outstanding guarantees under the guarantee facility.

The Company has an additional credit arrangement in Sweden to provide it with up to 2,000 SEK ($216 as of June 30, 2019) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary.